Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	¥ 695,444	¥ 509,932	¥ 676,286
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit plans	238,262	(102,983)	(23,745)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	67,603	(23,361)	(24,046)
Share of other comprehensive income of investments accounted for using the equity method	4,910	(1,550)	(2,837)
Items that may be reclassified subsequently to profit or loss
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(43)	279	228
Exchange differences on translating foreign operations	239,097	(293,201)	95,568
Share of other comprehensive income of investments accounted for using the equity method	27,350	(30,393)	(18,847)
Total other comprehensive income, net of tax	577,179	(451,209)	26,321
Comprehensive income for the year	1,272,623	58,723	702,607
Comprehensive income for the year attributable to:
Owners of the parent	1,214,757	24,287	637,609
Non-controlling interests	¥ 57,866	¥ 34,436	¥ 64,998